Schedule of Reverse Recapitalization (Details) (Parenthetical)	Oct. 22, 2025 shares
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock upon cashless exercise of stock option, shares	18,975,000